Related Party Transactions (Details Narrative) - USD ($)					2 Months Ended		9 Months Ended	12 Months Ended
	Sep. 05, 2024	Dec. 31, 2023	Jun. 07, 2023	Nov. 22, 2021	Nov. 30, 2023	Aug. 31, 2023	Sep. 30, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Feb. 10, 2025	Jan. 28, 2025	Oct. 01, 2024	Sep. 06, 2024	Aug. 31, 2024	Aug. 11, 2024	May 09, 2024	Jan. 01, 2024	Sep. 25, 2023	Sep. 21, 2023	Apr. 21, 2023	Feb. 07, 2023
Related Party Transaction [Line Items]
Rent cost							$ 0		$ 0
Number of new stock issued during the period	10,500,000
Purchase price
Working capital loans					$ 650,000			$ 1,483,500		$ 650,000
Working capital loans borrowed					$ 650,000			833,500		650,000
Amount due to related party								3,801		$ 0
Financial Instrument Subject to Mandatory Redemption, Par Value Per Share					$ 0.1					$ 0.1
Loans Payable to Bank, Current					$ 2,940,000			4,300,000		$ 2,940,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Convertible price											$ 10.00
Evergreen LLC [Member]
Related Party Transaction [Line Items]
Convertible debt										$ 1,500,000
Convertible price					$ 10.00					$ 10.00
Common Class B [Member]
Related Party Transaction [Line Items]
Issued and outstanding, percent					20.00%					20.00%
Common Class A [Member]
Related Party Transaction [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares																$ 160,000	$ 80,000
Financial Instrument Subject to Mandatory Redemption, Par Value Per Share																$ 0.055	$ 0.03
Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Financial Instrument Subject to Mandatory Redemption, Par Value Per Share												$ 0.05
Common Class A [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares																$ 160,000
Financial Instrument Subject to Mandatory Redemption, Par Value Per Share																$ 0.055
Related Party [Member]
Related Party Transaction [Line Items]
Advances		2,866					61,806		2,866
Due to related party		$ 2,866					65,607		$ 2,866
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advances													$ 20,799					$ 79,739
Due to related party													$ 86,406
Related Party [Member] | PubCo [Member]
Related Party Transaction [Line Items]
Advance received								3,801
Sponser Evergreen LLC [member]
Related Party Transaction [Line Items]
Advances							$ 3,801
Sponser Evergreen LLC [member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advances																		$ 3,801
Evergreen LLC [Member]
Related Party Transaction [Line Items]
Unsecured promissory note			$ 1,350,000																$ 2,000,000	$ 570,000	$ 50,000	$ 1,150,000
Deposited to the trust account			$ 1,150,000		$ 160,000	$ 160,000
Asset, Held-in-Trust															$ 80,000
Evergreen LLC [Member] | Administrative Services Arrangement [Member]
Related Party Transaction [Line Items]
Sponsor fees								10,000
Sponsor fees have not been paid					$ 100,000			$ 220,000		$ 100,000
Evergreen LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Unsecured promissory note														$ 1,000,000
Evergreen LLC [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of new stock issued during the period				2,875,000
Purchase price				$ 25,000
Common stock shares subject to forfeiture				375,000
Issued and outstanding, percent				20.00%
Related party transaction description				The holders of the Founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.